Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of borrowings	Borrowings consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Short-term borrowings
Unsecured bank loans	185,243	310,659
Long-term borrowings
Unsecured bank loans	—	5,587